CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended		66 Months Ended	69 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013	Feb. 28, 2014
RESEARCH AND DEVELOPMENT EXPENSES	$ 605,111	$ 485,261	$ 1,452,456	$ 2,308,811	$ 3,761,267	$ 4,366,378
GENERAL AND ADMINISTRATIVE EXPENSES	512,109	835,094	4,008,046	2,679,748	6,825,467	7,337,576
OPERATING LOSS	1,117,220	1,320,355	5,460,502	4,988,559	10,586,734	11,703,954
FINANCIAL EXPENSES (INCOME), NET	(407,906)	9,438	78,657	9,584	88,241	(319,665)
NET LOSS AND COMPREHENSIVE LOSS FOR THE PERIOD	$ 709,314	$ 1,329,793	$ 5,539,159	$ 4,998,143	$ 10,674,975	$ 11,384,289
BASIC AND DILUTED LOSS PER SHARE	$ 0.01	$ 0.03	$ 0.11	$ 0.09
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE	52,085,973	49,606,667	50,483,814	54,265,224